Condensed Consolidated Statement Of Cash Flows (Parenthetical) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Planet Labs Inc [Member]
Stock-based compensation, net of capitalized cost	$ 514	$ 392	$ 526	$ 957